AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON June 19, 2002

                                                              File No. 33-42484
                                                              File No. 811-06400
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 52     /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 53          /X/

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                 James R. Foggo
                               C/o SEI Corporation
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                          Thomas P. Lemke, Esquire
Morgan, Lewis & Bockius LLP                        Morgan, Lewis & Bockius LLP
1701 Market Street                                 1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                   Washington, DC 20004

     It is proposed that this filing become effective (check appropriate box)
      ---------------------------------------------------------------------
      / /  Immediately upon filing pursuant to paragraph (b)
      ---------------------------------------------------------------------
      / /  On ___, 2002 pursuant to paragraph (b)
      ---------------------------------------------------------------------
      / /  60 days after filing pursuant to paragraph (a)(1)
      ---------------------------------------------------------------------
      /X/  75 days after filing pursuant to paragraph (a)(2)
      ---------------------------------------------------------------------
      / /  on [date] pursuant to paragraph (a) of Rule 485
      ---------------------------------------------------------------------

                                   PROSPECTUS

                         THE ADVISORS' INNER CIRCLE FUND

                              SEPTEMBER [--], 2002

                  COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND
                                 I CLASS SHARES

                                   ADVISED BY
                         COMMERCE CAPITAL MARKETS, INC.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
           SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The Commerce Capital Government Money Market Fund (Fund) is a separate series of The Advisors' Inner Circle Fund (Trust), a mutual fund family that offers different classes of shares in separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about I Class Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                       PAGE
     COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND.....................XXX
     MORE INFORMATION ABOUT RISK.......................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS...........................XXX
     INVESTMENT ADVISER................................................XXX
     PORTFOLIO MANAGER.................................................XXX
     PURCHASING AND SELLING FUND SHARES................................XXX
     DISTRIBUTION OF FUND SHARES.......................................XXX
     DIVIDENDS AND DISTRIBUTIONS.......................................XXX
     TAXES.............................................................XXX
     FINANCIAL HIGHLIGHTS..............................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         THE ADVISORS' INNER CIRCLE FUND..............................Back Cover


COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                         High current income to the extent consistent with the
                                                        preservation of capital and the maintenance of liquidity

INVESTMENT FOCUS                                        U.S. Treasury and government agency securities, and
                                                        repurchase agreements involving these securities

PRINCIPAL INVESTMENT STRATEGY                           Attempts to increase income without adding undue risk by
                                                        analyzing yields

INVESTOR PROFILE                                        Conservative investors seeking current income through a
                                                        liquid investment


INVESTMENT STRATEGY OF THE COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND

The Commerce Capital Government Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

PRINCIPAL RISKS OF INVESTING IN THE COMMERCE CAPITAL GOVERNMENT
MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The Fund commenced operations on September [--], 2002, and therefore does not have a full calendar year of performance.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD I CLASS SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

                                                       I CLASS SHARES
-----------------------------------------------------------------------
Investment Advisory Fees                                    0.50%
Other Expenses                                              0.13%
                                                            -----
Total Annual Fund Operating Expenses                        0.63%*
--------------------------------------------------------------------------------

* The Fund's total actual operating expenses for the fiscal year are expected to be less than the amount shown above because the Adviser intends to waive a portion of its fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

  Commerce Capital Government Money Market Fund                      0.50%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR                        3 YEARS
              $51                            $160

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

FIXED INCOME RISK -- The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The investment adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Board of Trustees of the Fund supervises the adviser and establishes policies that the adviser must follow in its management activities.

Commerce Capital Markets, Inc. (the "Adviser"), a wholly owned non-banking subsidiary of Commerce Bank, NA, serves as the adviser to the Fund. The Adviser was formed in 1981 and is a professional investment management firm registered with the SEC. As of March 31, 2002, the Adviser had approximately $502 million in assets under management. The Adviser is entitled to receive an annual fee of 0.50% as a percentage of the Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day).

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individuals or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order.

The Fund calculates its NAV once each Business Day at 11:00 a.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order and federal funds (readily available funds) before 11:00 a.m., Eastern time.

CHECKS: For all accounts, the check must be made payable to "The Fund" No other method of check payment is acceptable (for instance, you may not pay by travelers check or third party check).

ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest in the Fund at least $1,000. Your subsequent investments in the Fund must be made in amounts of at least $100. The Fund may accept investments of smaller amounts at its discretion.

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the (a) Fund does not receive your payments for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the (a) Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting Commerce Bank, NA or your financial institution. Commerce Bank, NA or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

The sale price of each share will be the next NAV determined after the Fund receives your request.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount you may redeem by wire is [$100].

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request. Your proceeds can be wired to your bank account. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

HOW TO CONTACT THE FUND

WRITE TO US AT:
Forum Shareholder Services, LLC
Attn:  Commerce Capital Government Money Market Fund
P.O. Box 446
Portland, ME 04112

ACH OR WIRE INSTRUCTIONS
Insert Wire Instructions Here

BY TELEPHONE
Insert telephone number here

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

Shareholders automatically receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

o   Written requests to redeem $100,000 or more

o   Changes to a shareholder's record name

o Redemptions from an account for which the address or account registration has changed within the last 30 days

o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record

o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

o Adding or changing: ACH or wire instructions; telephone/Internet redemption or exchange options; or any other election in connection with your account

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Each Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Because the Fund expects to maintain a $1.00 net asset value, you should not expect to realize any gain or loss on the sale of your Fund shares. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                         THE ADVISORS' INNER CIRCLE FUND

INVESTMENT ADVISER

Commerce Capital Markets, Inc.
One Commerce Square
2005 Market Street, Suite 200
Philadelphia, PA 19103

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated September [--], 2002, includes detailed information about The Advisors' Inner Circle Fund and the Commerce Capital Government Money Market Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call [PhoneNumber]

BY MAIL:  Write to us
Commerce Capital Government Money Market Fund
[Address]

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV. The Advisors' Inner Circle Fund's Investment Company Act registration number is 811-06400.

                       STATEMENT OF ADDITIONAL INFORMATION

                         THE ADVISORS' INNER CIRCLE FUND
                               SEPTEMBER [_], 2002

                               INVESTMENT ADVISER:
                        COMMERCE CAPITAL MANAGEMENT, INC.

This Statement of Additional Information (SAI) is not a prospectus. It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Commerce Capital Government Money Market Fund (the "Fund") and should be read in conjunction with the Fund's prospectus dated September [ ], 2002. This SAI relates only to the following series of the Trust:

                  COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND

This SAI is incorporated by reference into the Trust's prospectus. Capitalized terms not defined herein are defined in the prospectus. Prospectuses may be obtained by writing to the Trust or calling toll-free 1-800-249-7445.


                                TABLE OF CONTENTS
                                                                           PAGE

THE TRUST..................................................................S-1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES............S-1
DESCRIPTION OF PERMITTED INVESTMENTS.......................................S-2
INVESTMENT LIMITATIONS.....................................................S-6
THE ADVISER................................................................S-7
THE ADMINISTRATOR..........................................................S-8
THE DISTRIBUTOR............................................................S-9
THE TRANSFER AGENT........................................................S-10
THE CUSTODIAN.............................................................S-10
INDEPENDENT PUBLIC ACCOUNTANTS............................................S-10
LEGAL COUNSEL.............................................................S-10
TRUSTEES AND OFFICERS OF THE TRUST........................................S-10
PERFORMANCE INFORMATION...................................................S-14
COMPUTATION OF YIELD......................................................S-15
CALCULATION OF TOTAL RETURN...............................................S-15
PURCHASING AND REDEEMING SHARES...........................................S-15
DETERMINATION OF NET ASSET VALUE..........................................S-16
TAXES ....................................................................S-16
FUND TRANSACTIONS.........................................................S-18
DESCRIPTION OF SHARES.....................................................S-20
SHAREHOLDER LIABILITY.....................................................S-20
LIMITATION OF TRUSTEES' LIABILITY.........................................S-20
CODE OF ETHICS............................................................S-21
APPENDIX ..................................................................A-1


[XXX-XX-XXX-XXXX]

THE TRUST

This Statement of Additional Information relates only to the Commerce Capital Government Money Market Fund. The Fund is a separate series of the Trust, an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. Minimum investment requirements and investor eligibility are described in the prospectus. For more information on shareholder servicing and distribution expenses, see the "Distributor." All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

INVESTMENT OBJECTIVE. The investment objective of the Fund is to preserve capital and maintain a high degree of liquidity. This investment objective is fundamental and cannot be changed without the consent of shareholders. It is also a fundamental policy of the Fund to use its best efforts to maintain a constant net asset value of $1.00 per share. There is no assurance that the Fund will achieve its investment objective. Although the Fund seeks to maintain a constant net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940 ("1940 Act").

INVESTMENT STRATEGIES. In seeking its investment objective, the Fund will invest exclusively in (i) bills, notes and bonds issued by the United States Treasury ("U.S. Treasury Obligations") and separately traded interest and principal component parts of such obligations ("Stripped Government Securities"); (ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. government; and (iii) repurchase agreements with respect to the foregoing. The Fund may invest in securities that pay interest on a variable or floating rate basis. In addition, the Fund may acquire securities on a when-issued basis and may buy securities that are subject to puts or standby commitments. The Fund will not invest more than 10% of its net assets in illiquid securities. The Fund reserves the right to enter into reverse repurchase agreements and engage in securities lending.

The Fund will use NRSROs such as Standard & Poor's Corporation and Moody's Investors Service, Inc. when determining security credit ratings.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS. Investments by a money market fund are subject to limitations imposed under regulations adopted by the U.S. Securities and Exchange Commission ("SEC"). These regulations impose certain quality, maturity and diversification restraints on investments by a money market fund. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. A money market fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days. The securities that money market funds may acquire may be supported by credit enhancements, such as demand features or guarantees. The SEC regulations limit the percentage of securities that a money market fund may hold for which a single issuer provides credit enhancements. The Fund invests only in first tier securities.

DESCRIPTION OF PERMITTED INVESTMENTS

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which a person (E.G., the Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

STRIPPED GOVERNMENT SECURITIES - The Fund may purchase Separately Traded Registered Interest and Principal Securities ("STRIPS") that are created when the coupon payments and the principal payment are stripped from an outstanding United States Treasury bond by the Federal Reserve Bank of New York and sold separately. The Fund may not actively trade STRIPS.

U.S. GOVERNMENT AGENCY OBLIGATIONS - U.S. government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. Agencies of the U.S. government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the U.S. government include securities issued by, among others, Federal Home Loan Banks, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund on the last day of each fiscal quarter. This restriction applies to 75% of the Fund's assets.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Fund and may be changed by the Fund's Board of Trustees.

The Fund may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 10% of the Fund's net assets.

2. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3.       Purchase   securities   of  other   investment  companies   except   as
         permitted by the 1940 Act, the rules and regulations thereunder or pursuant to an exemption therefrom.

4. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities which is based on net assets); (ii) will apply at the time of purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after as a result of a purchase of a security.

THE ADVISER

GENERAL. Commerce Capital Management, Inc. (the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was formed in 1981. The Adviser is wholly owned on-bank subsidiarty of Commerce Bank, NA. The principal business address of the Adviser is One Commerce Square, 2005 Market Street, Suite 200, Philadelphia, PA 19103. As of March 31, 2002, the Adviser had discretionary management authority with respect to approximately $502 million of assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of each Fund. The Adviser has voluntarily agreed to waive 0.13% of its fees and to waive additional fees and/or reimburse certain expenses of the Fund to the extent necessary in order to limit net operating expenses to an annual rate of not more than 0.50% of the average daily net assets of the Fund. The Adviser reserves the right to terminate its waiver or any reimbursements at any time.

THE ADMINISTRATOR

GENERAL. SEI Investments Mutual Funds Services (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Expedition Funds, First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, Turner Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for each Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Trust shall pay the Administrator compensation for services rendered at an annual rate of 0.07% of the Fund's average daily net assets up to $500 million; 0.06% of the average daily net assets from $500 million up to and including $1 billion; and 0.05% of the average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE TRANSFER AGENT

Forum Shareholder Services LLC, Two Portland Square, Portland, ME 04101 serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

THE CUSTODIAN

First Union National Bank, 123 Broad Street, Philadelphia, PA 19109 acts as the custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT PUBLIC ACCOUNTANTS

[              ]  serves  as  the  independent  public accountants of the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and of the Fund is supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund and each of the Trust's additional 40 funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

ROBERT A. NESHER (DOB  08/17/46)  -- Chairman of the Board of  Trustees*  (since
1991) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


JOHN T. COONEY (DOB 01/20/27)-- Trustee (since 1993)-- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1992) -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27)-- Trustee (Since 1993)-- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

EUGENE B. PETERS (DOB 06/03/29)-- Trustee (Since 1993)-- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee (Since 1994) -- Partner, Dechert Price & Rhoads, September 1987 - December 1993; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)-- Trustee (Since 1999)-- Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton
Partners,  L.P.,  June 1991-  December  1996;  Chief  Financial  Officer,  Noble
Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

--------------------------
* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met three times in the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met three times in the most recently completed Trust fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet in during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the

Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting , the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds;
(g) the level of the Adviser's  profitability from its Fund-related  operations;
(h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

------------------------------------------------------------------------------------------------------------------------------------
        NAME                    DOLLAR RANGE OF FUND SHARES (FUND)*               AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
------------------------------------------------------------------------------------------------------------------------------------
       Nesher                      None (Commerce Money Market)                                        None
------------------------------------------------------------------------------------------------------------------------------------
       Cooney                      None (Commerce Money Market)
------------------------------------------------------------------------------------------------------------------------------------
        Doran                      None (Commerce Money Market)
------------------------------------------------------------------------------------------------------------------------------------
      Patterson                    None (Commerce Money Market)
------------------------------------------------------------------------------------------------------------------------------------
       Peters                      None (Commerce Money Market)
------------------------------------------------------------------------------------------------------------------------------------
       Storey                      None (Commerce Money Market)
------------------------------------------------------------------------------------------------------------------------------------
      Sullivan                     None (Commerce Money Market)
------------------------------------------------------------------------------------------------------------------------------------

* Valuation date is December 31, 2001.


BOARD  COMPENSATION.  The Trust paid the following fees to the Trustees during its most recently  completed  fiscal year.
------------------------------------------------------------------------------------------------------------------------------------
        Name                   Aggregate             Pension or Retirement         Estimated Annual        Total Compensation from
                              Compensation          Benefits Accrued as Part   Benefits Upon Retirement       the Trust and Fund
                                                        of Fund Expenses                                           Complex*
------------------------------------------------------------------------------------------------------------------------------------
       Nesher                      $0                         N/A                         N/A                         $0
------------------------------------------------------------------------------------------------------------------------------------
       Cooney                    $9,867                       N/A                         N/A                       $9,867
------------------------------------------------------------------------------------------------------------------------------------
        Doran                      $0                         N/A                         N/A                         $0
------------------------------------------------------------------------------------------------------------------------------------
      Patterson                  $9,867                       N/A                         N/A                       $9,867
------------------------------------------------------------------------------------------------------------------------------------
       Peters                    $9,867                       N/A                         N/A                       $9,867
------------------------------------------------------------------------------------------------------------------------------------
       Storey                    $9,867                       N/A                         N/A                       $9,867
------------------------------------------------------------------------------------------------------------------------------------
      Sullivan                   $9,867                       N/A                         N/A                       $9,867
------------------------------------------------------------------------------------------------------------------------------------

* The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, The Expedition Funds, First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, iShares, Inc., iShares Trust, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II., each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

JAMES R. FOGGO (DOB 06/30/64) -- President (since 2000)-- Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

TIMOTHY D. BARTO (DOB 03/28/68) -- Vice President and Assistant Secretary (since
2000)-- Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate, at Richter, Miller & Finn, 1994-1997.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary (since 1995) -- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary (since
1998) -- Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60) -- Vice President and Assistant Secretary (since 2000) -- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

SHERRY K. VETTERLEIN (DOB 06/22/62)-- Vice President and Assistant Secretary (since 2001)-- Vice President and Assistant Secretary of the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation 1992-2000.

WILLIAM E. ZITELLI,  JR. (DOB  6/14/68)--  Vice  President and Secretary  (since
2000)--  Vice  President  and  Assistant  Secretary  of  the  Administrator  and

Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998 - 2000). Associate at Pepper Hamilton LLP (1997 - 1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994 - 1997).

JENNIFER  SPRATLEY (DOB  02/13/69) --  Controller  and Chief  Financial  Officer
(since 2001) -- Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991-1999.

JOHN C. MUNCH (DOB  05/07/71) _ Vice  President and Assistant  Secretary  (since
2002) _ Vice President and Assistant Secretary of the Administrator and Distributor since November 2001. Associate at Howard Rice Nemorvoski Canady Falk & Rabkin, 1998-2001. Associate at Seward & Kissel, 1996-1998.

PERFORMANCE INFORMATION

From time to time, the Fund may include the Fund's yield, effective yield, total return or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

Performance information for the Fund contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, the Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

CURRENT YIELD. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified seven-day period. The yield is calculated by assuming that the income generated by the investment during that seven-day period is generated in each period over one year and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed investment. In particular, these yields will be calculated as follows:

The current yield of the Fund will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change during the period (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective yield of the Fund is determined by computing the net change during the period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return, according to the following formula:

             Effective Yield = [(Base Period Return + 1)^365/7]) - 1.

The effective yield reflects the reinvestment of net income earned daily on the Fund's assets.

CALCULATION OF TOTAL RETURN

The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Trust commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period. Total return is calculated separately for each class of shares of the Trust.

HISTORICAL PERFORMANCE. The Fund commenced operations on September [3], 2002, and therefore does not have a performance history.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (NYSE) is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Fund is provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY. The Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify as a RIC, the Fund must distribute at least 90% of its net investment income (generally, dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year (the "Distribution Requirement"), if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (I) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls or that are engaged in the same, similar or related trades or businesses.

The Fund may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Fund must distribute to satisfy the Distribution Requirement. In some cases, the Fund may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

Although the Fund intends to distribute substantially all of its net investment income and may distribute its net realized capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

FUND DISTRIBUTIONS. Distributions of investment company taxable income will be taxable to Fund shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of the Fund's earnings and profits. The Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

The Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares. If any such gains are retained, the Fund will pay federal income tax thereon. Because the Fund's income is derived primarily from interest rather than dividends, it is not expected that any Fund distribution will qualify for the corporate dividends-received deduction.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Fund in the year in which the dividends were declared. If you have not held Fund shares for a full year, the Fund may designate and distribute to you as ordinary income a percentage of income that is not equal to the actual amount of such income earned during your period of investment in the Fund.

The Fund will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OF FUND SHARES. Redemptions of Fund shares are generally taxable transactions for federal and state income tax purposes. However, because the Fund seeks to maintain a constant $1.00 per share net asset value, you should not expect to realize a capital gain or loss upon redemption or exchange of your Fund shares.

In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, such amounts withheld from any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. Resident Alien).

FEDERAL EXCISE TAX. If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon, but can make no assurances that distributions will be sufficient to avoid this tax.

STATE AND LOCAL TAXES. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Money Market Securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing  or  selling  securities,  and  the  availability  of  securities  or purchasers  or  sellers of  securities;  (2)  furnishing  analyses  and  reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. Since the Fund had not yet commenced operations, no such securities were held.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                                    APPENDIX

                             DESCRIPTION OF RATINGS


The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated  Prime-1 (or  supporting  institutions)  by Moody's have  a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         -        Broad   margins  in  earnings  coverage  of   fixed  financial
                  charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

         - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                            PART C: OTHER INFORMATION
                         POST EFFECTIVE AMENDMENT NO. 52

Item 23. Exhibits:

(a)(1) Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No.33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(a)(2) Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.
(a)(3) Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
(b)(1) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.
(b)(2) Registrant's Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b)(2) of Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
(c)               Not Applicable.
(d)(1) Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed on February 28, 1996.
(d)(2) Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed February 27, 1997.
(d)(3) Investment Advisory Agreement between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A

                  (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995 is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.
(d)(4) Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (5)(h) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.
(d)(5) Investment Advisory Agreement between Registrant and MDL Capital Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to exhibit
                  (5)(e) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(6) Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(7) Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(i) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(8) Investment Advisory Agreement between Registrant and LSV Asset Management Company is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
 (d)(9) Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between Registrant and First Manhattan Company with respect to the FMC Select and FMC Strategic Value Funds is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(d)(10) Investment Advisory Agreement between Registrant and Sterling Partners Capital Management is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 12, 2001.
(d)(11) Investment Advisory Agreement between the Registrant and GLB Fund Management, Inc. is incorporated herein by reference to exhibit (d)(11) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A

                  (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 2000.
(d)(12) Investment Advisory Agreement between Registrant and Toews Corporation with respect to the Toews S&P 500 Hedged Index Fund and Toews Nasdaq-100 Hedged Index Fund is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
(d)(13) Investment Advisory Agreement between Registrant and Prospect Asset Management with respect to The Japan Smaller Companies Fund is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
(d)(14) Investment Advisory Agreement dated August 13, 2001 between Registrant and Synovus Funds Investment Advisors is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 5, 2001.
(d)(15) Investment Sub-Advisory Agreement dated August 13, 2001 between Registrant, Synovus Funds Investment Advisors and Steinberg Priest Capital Management, Co., Inc. is incorporated herein by reference to exhibit (d)(15) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 5, 2001.
(d)(16) Investment Advisory Agreement between Registrant and Cooke & Bieler, Inc. is incorporated herein by reference to exhibit
                  (d)(16) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 16, 2001.
(d)(17) Form Of Investment Advisory Agreement between Registrant and Acadian Asset Management, Inc. is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(d)(18) Form Of Investment Advisory Agreement between Registrant and Analytic Investors, Inc. is incorporated herein by reference to exhibit (d)(18) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(d)(19) Form Of Investment Advisory Agreement between Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(d)(20) Form Of Investment Advisory Agreement between Registrant and Chicago Asset Management Company is incorporated herein by reference to exhibit (d)(20) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on

                  Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(d)(21) Form Of Investment Advisory Agreement between Registrant and Fiduciary Management Associates, Inc. is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(d)(22) Form Of Investment Advisory Agreement between Registrant and Independence Investment, LLC is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(d)(23) Form Of Investment Advisory Agreement between Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(d)(24) Form Of Investment Advisory Agreement between Registrant and C.S. McKee, LLP is incorporated herein by reference to exhibit
                  (d)(24) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(d)(25) Form Of Investment Advisory Agreement between Registrant and Rice, Hall, James & Associates is incorporated herein by reference to exhibit (d)(25) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(d)(26) Form Of Investment Advisory Agreement between Registrant and Sirach Capital Management, Inc. incorporated herein by reference to exhibit (d)(26) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(d)(27) Form Of Investment Advisory Agreement between Registrant and Thompson, Siegel & Walmsley, Inc. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(e)(1) Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.
(e)(2) Distribution Agreement between Registrant and CCM Securities, Inc. dated February 28, 1997 is incorporated herein by reference to exhibit (6)(b) of Post-Effective

                  Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
(e)(3) Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit
                  (6)(c) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(f)               Not Applicable.
(g)(1) Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 28 filed on February 27, 1997.
(g)(2) Amended Custodian Agreement between Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit
                  (g)(2) of Post-Effective Amendment No.39 filed on February 25, 2000.
(g)(3) Custodian Agreement between the Registrant and Union Bank of California is incorporated herein by reference to exhibit
                  (g)(3) of Post-Effective Amendment No.51 filed on June 14,
                  2002.
(g)(4) Amendment dated May 21, 2001 to the Custody Agreement dated August 12, 1991 between the Registrant and First Union National Bank is incorporated herein by reference to exhibit
                  (g)(4) of Post-Effective Amendment No.51 filed on June 14,
                  2002.
(h)(1) Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (9) of Post-Effective Amendment No. 24 filed on February 28, 1996.
(h)(2) Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(a) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.

(h)(3) Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
(h)(4) Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to exhibit (9)(d) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
(h)(5) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
(h)(6) Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No.32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(7) Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate Fixed Bond Fund is incorporated herein by reference to exhibit (9)(g) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(8) Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between the Advisors' Inner Circle Fund and SEI Financial Management Corporation adding the AIG Money Market Fund is incorporated herein by reference to exhibit
                  (9)(h) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(9) Schedule to Administration Agreement relating to the CRA Realty Portfolio is incorporated herein by reference to exhibit (9)(i) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(10) Shareholder Servicing Agreement for AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(11) Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to exhibit (9)(k) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(12) Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit (h)(12) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(h)(13) Assignment and Assumption Agreement dated February 27, 1998 between Registrant and Oak Associates Funds is incorporated herein by reference to exhibit (h)(13) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(h)(14) Amended Schedule dated March 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to LSV Value Equity Fund, between Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(14) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(15) Amended Schedule dated August 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to HGK Fixed Income Fund, HGK Equity Value Fund and HGK Mid Cap Value Fund, between Registrant and SEI Investments Mutual Funds Services is incorporated by reference to exhibit (h)(15) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(16) Administration Agreement dated August 20, 1999 between Registrant, LSV Asset Management and Fidelity Brokerage Services, Inc. and National Financial Services Corporation is incorporated by reference to exhibit (h)(16) of Post-Effective Amendment No.39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(17) Amended Schedule dated December 1, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating CRA Realty Shares Portfolio, between Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(17) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(18) Amendment dated August 18, 1999 to the Operating Agreement dated January 5, 1996, relating to LSV Value Equity Fund, between the Registrant, LSV Asset Management and Charles Schwab & Co, Inc. is incorporated by reference to exhibit
                  (h)(18) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(19) Schedule dated May 19, 2000 to the Administration Agreement dated November 14, 1991 between the Registrant and SEI Investments Mutual Funds Services relating to the AIG Money Market Fund is incorporated herein by reference to exhibit
                  (h)(19) of the Registrant's Post-Effective Amendment No. 40 on

                  Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(h)(20) Schedule dated May 22, 2000 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the FMC Select and Strategic Value Funds is incorporated herein by reference to exhibit (h)(20) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(h)(21) Transfer Agency and Services Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(21) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(h)(22) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the GLB Aggressive Growth Fund is incorporated herein by reference to exhibit (h)(22) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(h)(23) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the Sterling Partners' Balanced Portfolio and Sterling Partners' Small Cap Value Portfolio is incorporated herein by reference to exhibit (h)(23) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(h)(24) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the Toews S&P 500 Hedged Index Portfolio and Toews NASDAQ 100 Hedged Index Portfolio is incorporated herein by reference to exhibit (h)(24) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(h)(25) LSV Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(25) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(26) HGK Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(26) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(27) Schedule dated May 21, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources is incorporated herein by reference to exhibit (h)(27) of the Registrant's Post-Effective Amendment No. 46 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on June 22, 2001.
(h)(28) Toews Corporation Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(28) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(29) Cooke & Bieler, L.P. Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(29) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(30) Prospect Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(30) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(31) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Sirach Portfolios is incorporated herein by reference to exhibit (h)(31) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(32) Form of Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the TS&W Portfolios is incorporated herein by reference to exhibit (h)(32) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(h)(33) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the ICM Small Company Portfolio is incorporated herein by reference to exhibit (h)(33) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(34) Form of Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Analytic Portfolios is incorporated herein by reference to exhibit (h)(32) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(h)(35) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Cambiar Opportunity Portfolio is incorporated herein by reference to exhibit (h)(35) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(36) Form of Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Chicago Asset Management Value

                  Portfolio is incorporated herein by reference to exhibit
                  (h)(32) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
 (h)(37) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the FMA Small Company Portfolio is incorporated herein by reference to exhibit (h)(37) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(38) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Rice, Hall, James Portfolios is incorporated herein by reference to exhibit (h)(38) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(39) Form of Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Independence Small Cap Portfolio is incorporated herein by reference to exhibit (h)(32) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(h)(40) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Acadian Emerging Markets Portfolio is incorporated herein by reference to exhibit
                  (h)(40) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(41) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the McKee International Equity Portfolio is incorporated herein by reference to exhibit
                  (h)(41) of Post-Effective Amendment No.51 filed on June 14, 2002.
(h)(42) Schedule to the Transfer Agency Agreement between the Registrant and DST Systems, Inc. pertaining to the Sirach Growth, Sirach Equity, Sirach Special Equity, Sirach Bond, Sirach Strategic Balanced, Rice, Hall James Micro Cap, Rice, Hall James Small/Mid Cap, McKee International Equity, TS&W Equity, TS&W Fixed Income, TS&W International Equity, Analytic Defensive Equity, Analytic International, Analytic Short-Term Income, FMA Small Company, ICM Small Company, Cambiar Opportunity, Independence Small Cap, Acadian Emerging Markets and Chicago Asset Management Value Portfolios is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment No.51 filed on June 14, 2002.
(i)               Not Applicable.
(j)               Not Applicable.

(k)               Not Applicable.
(l)               Not Applicable.
(m)(1) Distribution Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (m) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(m)(2) Distribution and Shareholder Servicing Plan for the Toews Funds is incorporated herein by reference to exhibit (m)(2) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(n)               Not Applicable.
(o)(1) Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (o) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
 (o)(2) Amended and restated Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (o)(2) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
 (p)(1) Revised SEI Investments Company Code of Ethics and Insider Trading Policy is incorporated herein by reference to exhibit
                  (p)(1) of the Registrant's Post-Effective Amendment No. 46 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on June 22, 2001.
 (p)(2) The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of The Arbor Fund's Post-Effective Amendment No. 28 on Form N-1A (File No.33-50718) filed with the Securities and Exchange Commission on May 30, 2000.
(p)(3) AIG Capital Management Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(3) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(4) Clarion CRA Securities, LP, Code of Ethics is incorporated herein by reference to exhibit (p)(4) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(5) First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(5) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(6) HGK Asset Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(6) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(7) LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of SEI Institutional Managed Trust's Post-Effective Amendment

                  No. 33 on Form N-1A (File No. 33-9504) filed with the Securities and Exchange Commission on July 3, 2000.
(p)(8) MDL Capital Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(8) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(9) Sterling Capital Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(9) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(p)(10) Toews Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(10) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(p)(11) Prospect Asset Management Code of Ethics is incorporated herein by reference to exhibit (p)(11) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on June 22, 2001.
(p)(12) Synovus Funds Investment Advisors Code of Ethics is incorporated herein by reference to exhibit (p)(12) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(p)(13) Steinberg Priest Capital Management Co., Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(13) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(p)(14) Cooke & Bieler, L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(14) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(p)(15) Acadian Asset Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(15) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(16) Analytic Investors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(16) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(17) Cambiar Investors LLC Code of Ethics is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(18) Chicago Asset Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment No. 50 to Registrant's

                  Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(19) Fiduciary Management Associates Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(20) Independence Investment, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(20) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(21) Investment Counselors of Maryland, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(22) C.S. McKee, LLP Code of Ethics is incorporated herein by reference to exhibit (p)(22) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(23) Rice, Hall, James & Associates Code of Ethics is incorporated herein by reference to exhibit (p)(23) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(24) Sirach Capital Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(24) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(25) Thompson, Siegel & Walmsley, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(q)(1)            Powers of Attorney for John T.Cooney, William M.Doran, Robert
                  A. Nesher, Eugene B. Peters, Robert A. Patterson, George J. Sullivan, James M. Storey, and James R. Foggo are incorporated herein by reference to exhibit (q) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(q)(2) Power of Attorney for Jennifer Spratley is incorporated herein by reference to exhibit (q)(2) of the Registrant's Post-Effective Amendment No. 43 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2001.

Item 24.  Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25.  Indemnification:

         Article VIII of the Agreement and Declaration of Trust filed as Exhibit
(a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Adviser:

         Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

HGK Asset Management, Inc.
--------------------------
HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment              Name of Other Company                 Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Jeffrey Theodore Harris,
Managing Director
(Fixed Income)                                           --                                    --
--------------------------------------------------------------------------------------------------------------------
Joseph Edward Kutzel,
Managing Director
(Marketing)                                              --                                    --
--------------------------------------------------------------------------------------------------------------------
Michael Pendergast,
Managing Director,
Senior Equity Manager                                    --                                    --
--------------------------------------------------------------------------------------------------------------------
Gregory Walter Lobo,
Managing Director,
Senior Fixed Income Manager                              --                                    --
--------------------------------------------------------------------------------------------------------------------
Arthur Ettore Coia, II,
Managing Director,
Mid Cap Equity Manager
--------------------------------------------------------------------------------------------------------------------

AIG Capital Management Corp.
----------------------------
AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.

--------------------------------------------------------------------------------------------------------------------
Name and Position with                  Name of Other Company                 Connection with Other Company
Investment Adviser
--------------------------------------------------------------------------------------------------------------------
William Naughton Dooley, Director       American International Group, Inc.    Senior Vice President of Financial
                                                                              Services
                                        AIG Global Investment Corp (Europe)   Director
                                        Ltd.
                                                                              Various Positions with AIG
                                                                              subsidiaries and affiliates
--------------------------------------------------------------------------------------------------------------------
Ronald Alan Latz, Director              American International Group, Inc.    Chief Financial Officer of Financial
                                                                              Services Division

                                                                              Various Positions with AIG
                                                                              subsidiaries and affiliates
--------------------------------------------------------------------------------------------------------------------
Carol A. McFate, Director               American International Group, Inc.    Treasurer & Vice President

                                                                              Various Positions with AIG
                                                                              subsidiaries and affiliates
--------------------------------------------------------------------------------------------------------------------
Win Jay Neuger, Director and            AIG Global Investment Corp.           Director, Chairman, CEO, CIO
Chairman, CIO
                                        AIG Asset Management, Ltd.            Director
                                        AIG Global Investment Group, Inc.     Director
                                        AIG International Group, Inc.         Senior Vice President, Chief
                                                                              Investment Officer
                                        AIG Investment Corp, (Europe), Ltd.   Director

                                                                              Various Positions with AIG
                                                                              subsidiaries and affiliates
--------------------------------------------------------------------------------------------------------------------
Helen Stefanis, Director, President     AIG Structured Products, Inc.         Vice President
                                        AIGTI, Inc.                           Vice President
                                        AIG Equity Sales Corp.                Director
--------------------------------------------------------------------------------------------------------------------
Richard S. Biegen, Compliance Officer   AIG Global Investment Group, Inc.     Vice President
--------------------------------------------------------------------------------------------------------------------
Neil Friedman,                          AIG Funding, Inc.                     Vice President
Vice President, Comptroller             AIGTI, Inc.                           Vice President
                                        AIG Capital Partners, Inc.            Vice President
                                        AIG Brandes, LLC                      Assistant Treasurer
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
George Coheleach, Vice President,       AIG Funding, Inc.                     Vice President
Senior Portfolio Manager                AIGTI, Inc.                           Vice President
--------------------------------------------------------------------------------------------------------------------
Edward Jay Lieber, Vice President,      AIG Funding, Inc.                     Vice President
Portfolio Manager                       AIGTI, Inc.                           Vice President
--------------------------------------------------------------------------------------------------------------------
Matthew Cabezas-Buhse, Assistant        AIG Funding, Inc.                     Assistant Portfolio Manager
Portfolio Manager
--------------------------------------------------------------------------------------------------------------------
Peter Michael Yu,                       AIG Capital Partners, Inc.            Director, CEO, President
Managing Director, Vice President                                             Various Positions with AIG
                                                                              subsidiaries and affiliates
--------------------------------------------------------------------------------------------------------------------

First Manhattan Co.
-------------------
First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

---------------------------------------------------------------------------------------------------------------------
Name and Position with                       Name of Other Company                 Connection with Other Company
Investment Adviser
---------------------------------------------------------------------------------------------------------------------
David Sanford Gottesman, General             Sequa Corporation                     Member, Board of Directors
Partner
---------------------------------------------------------------------------------------------------------------------
Daniel Rosenbloom, General Partner                       --                                     --
---------------------------------------------------------------------------------------------------------------------
Jack H. Varon, General Partner                           --                                     --
---------------------------------------------------------------------------------------------------------------------
Allan Howard Glick, General Partner                      --                                     --
---------------------------------------------------------------------------------------------------------------------
Bernard C. Groveman, General Partner                     --                                     --
---------------------------------------------------------------------------------------------------------------------
Charles M. Rosenthal, General Partner                    --                                     --
---------------------------------------------------------------------------------------------------------------------
David M. Manischewitz, General Partner                   --                                     --
---------------------------------------------------------------------------------------------------------------------
Arthur Joel Stainman, General Partner                    --                                     --
---------------------------------------------------------------------------------------------------------------------
John R. Loomis, General Partner                          --                                     --
---------------------------------------------------------------------------------------------------------------------
Michael P. Helmick, General Partner                      --                                     --
---------------------------------------------------------------------------------------------------------------------
Robert W. Gottesman, General Partner                     --                                     --
---------------------------------------------------------------------------------------------------------------------
A. Byron Nimocks, III, General Partner                   --                                     --
---------------------------------------------------------------------------------------------------------------------
Neal K. Stearns, General Partner,                        --                                     --
General Counsel
---------------------------------------------------------------------------------------------------------------------
Carrol A. Muccia, Jr., General Partner                   --                                     --
---------------------------------------------------------------------------------------------------------------------
Richard A. Pearl, General Partner                        --                                     --
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Keith B. Josephson, General Partner                      --                                     --
---------------------------------------------------------------------------------------------------------------------
William F. Guardenier, General Partner                   --                                     --
---------------------------------------------------------------------------------------------------------------------
Todd W. Green, General Partner                           --                                     --
---------------------------------------------------------------------------------------------------------------------
Samuel Flug Colin, General Partner                       --                                     --
---------------------------------------------------------------------------------------------------------------------
Jay Vodofsky, General Partner                            --                                     --
---------------------------------------------------------------------------------------------------------------------

Clarion CRA Securities, L.P.
---------------------------
Clarion CRA Securities, L.P. (formerly CRA Real Estate Securities, L.P.) is the investment adviser for the CRA Realty Shares Portfolio. The principal address of Clarion CRA Securities, L.P. is Suite 205, 259 North Radnor-Chester Road, Radnor, PA 19087.

--------------------------------------------------------------------------------------------------------------------
Name and Position with                  Name of Other Company                 Connection with Other Company
Investment Adviser
--------------------------------------------------------------------------------------------------------------------
Thomas Ritson Ferguson, III, Managing            --                                    --
Director
--------------------------------------------------------------------------------------------------------------------
Jarrett Burt Kling, Managing Director            --                                    --
--------------------------------------------------------------------------------------------------------------------
Kenneth Dale Campbell, Managing                  --                                    --
Director
--------------------------------------------------------------------------------------------------------------------
John Alexander Weisz, President         Clarion Partners, LLC                 President
--------------------------------------------------------------------------------------------------------------------
Stephen Joel Furnary, Chairman          Clarion Partners, LLC                 Chairman
--------------------------------------------------------------------------------------------------------------------
Charles Grossman, Executive Vice        Clarion Partners, LLC                 Executive Vice President
President
--------------------------------------------------------------------------------------------------------------------
Arnoldus Wilhelm Veenhuysen, Managing   Clarion Partners, LLC                 Managing Director
Director
--------------------------------------------------------------------------------------------------------------------
Sherry Lynn Rexroad, Director                    --                                    --
--------------------------------------------------------------------------------------------------------------------

LSV Asset Management Company
----------------------------
LSV Asset Management Company is an investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management Company is 200 West Madison Street, Chicago, Illinois 60606. LSV Asset Management Company is an investment adviser registered under the Advisers Act.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment       Name of Other Company                 Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Josef Lakonishok, CEO, Portfolio        University of Illinois                Professor of Finance
Manager
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Robert Vishny, Partner, Portfolio       University of Chicago                 Professor of Finance
Manager
--------------------------------------------------------------------------------------------------------------------
Menno Vermeulen, Partner, Portfolio                 --                                    --
Manager
--------------------------------------------------------------------------------------------------------------------
Tremaine Atkinson, Partner, COO                     --                                    --
--------------------------------------------------------------------------------------------------------------------
Christopher LaCroix, Partner, Managing
Director of Business Development                    --                                    --
--------------------------------------------------------------------------------------------------------------------
SEI Funds, Inc., General Partner                    --                                    --
--------------------------------------------------------------------------------------------------------------------
Andrei Shleifer, Partner                Harvard University                    Professor of Economics
--------------------------------------------------------------------------------------------------------------------

Sterling Capital Management Company
-----------------------------------
Sterling Capital Management Company is the investment adviser to the Sterling Capital Balanced Portfolio and Sterling Capital Small Cap Value Portfolio. The principal address of Sterling Capital Management Company, is One First Union Center, 301 S. College Street, Suite 3200, Charlotte, North Carolina 28202.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment         Name of Other Company                 Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Mark Whitaker Whalen, President and              --                                    --
Director
--------------------------------------------------------------------------------------------------------------------
David Michael Ralston, Ex. Vice                  --                                    --
President and Director
--------------------------------------------------------------------------------------------------------------------
Alexander Worth McAlister, Sr. Vice              --                                    --
President
--------------------------------------------------------------------------------------------------------------------
Mary Dupere Chaney, Vice President and           --                                    --
Treasurer, Secretary
--------------------------------------------------------------------------------------------------------------------
Mary Weeks Fountain, Vice                        --                                    --
President/Fixed Income Portfolio Mgr.
--------------------------------------------------------------------------------------------------------------------
James Finrey Eaterlin, Sr. Vice            Legg Mason                            Vice President/Equity Analyst (1/98)
President/Equity Portfolio Manager
--------------------------------------------------------------------------------------------------------------------
Eduardo Alejandro Brea, Sr. Vice                 --                                    --
President/Equity Portfolio Mgr.
--------------------------------------------------------------------------------------------------------------------

Toews Corporation
-----------------
Toews Corporation is the investment adviser to the Toews S&P 500 Hedged Index Portfolio and Toews Nasdaq-100 Hedged Index Portfolio. The principal address of Toews Corporation is 1500 Market Street, 12th Floor, East Tower, Philadelphia, PA 19102.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment       Name of Other Company                 Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Michael T. DiMarco, Associated Person                 --                                    --
--------------------------------------------------------------------------------------------------------------------
Phillip R. Toews, President                           --                                    --
--------------------------------------------------------------------------------------------------------------------
Alex J. Rigolizzo, Associated Person                  --                                    --
--------------------------------------------------------------------------------------------------------------------
Randall D. Schroeder, Associated Person               --                                    --
--------------------------------------------------------------------------------------------------------------------

Prospect Asset Management, Inc.
-------------------------------
Prospect Asset Management, Inc. is the investment adviser to the Prospect Japan Fund. The principal address of Prospect Asset Management is 6700 Kalanianaole Highway, Suite 122, Honolulu, HI 96825.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment       Name of Other Company                 Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Curtis Freeze                                         --                                    --
--------------------------------------------------------------------------------------------------------------------

Synovus Fund Investment Advisors
--------------------------------
Synovus Fund Investment Advisors is the investment adviser to the Synovus Large Cap Core Equity Fund, Synovus Mid Cap Value Fund, Synovus Fixed Income Fund and Synovus Georgia Tax-Free Municipal Bond Fund. The principal address of Synovus Fund Investment Advisors is P.O. Box 23024, Columbus, GA 31902-1313.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment       Name of Other Company                 Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Bill Perkins                            Synovus Securities, Inc.              CEO
Director                                Synovus Trust Company                 Director
--------------------------------------------------------------------------------------------------------------------
George Flowers                          Synovus Trust Company                 President
President
--------------------------------------------------------------------------------------------------------------------
Mark J. Brown                           Synovus Trust Company                 Senior Vice-President & CIO since
Senior Vice-President                                                         1996
--------------------------------------------------------------------------------------------------------------------
Walter M. Deriso                        Security Bank and Trust               President & CEO (Jan. 1991-1997)
Chairman                                Synovus Financial Corp.               Vice Chairman (Jan. 1997-present)
--------------------------------------------------------------------------------------------------------------------
A. Daniel Mallard                       Synovus Securities, Inc.              President
--------------------------------------------------------------------------------------------------------------------

Steinberg Priest Capital Management Co., Inc
--------------------------------------------
Steinberg Priest Capital Management Co., Inc is the investment adviser to the Synovus Mid Cap Value Fund. The principal address of Steinberg Priest Capital Management Co., Inc is 12 East 49th Street, Suite 1202, New York, New York 10017.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment       Name of Other Company                 Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Michael A. Steinberg                    Michael A. Steinberg & Co., Inc.      President, Secretary, Treasurer and
President, Secretary, Treasurer and                                           Director since 1982
Director
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Steven L. Feld                          Financial Clearing Services Corp.     Vice President June 1985-January 1990
Vice President                          Michael A. Steinberg & Co., Inc.      Vice President since August 1990
--------------------------------------------------------------------------------------------------------------------
Virginia C. Clark                       Merrill Lynch, Pierce, Fenner & Smith Block Trader July 1975-October 1986
Head Trader                             Michael A. Steinberg & Co., Inc.      Head Trader since October 1986
--------------------------------------------------------------------------------------------------------------------
Janet Kappenberg Navon                  Atlantic Asset Management Partners    Senior Vice President & Portfolio
Portfolio Manager & Analyst             LLC                                   Strategist July 1995-May 1998
--------------------------------------------------------------------------------------------------------------------
William W. Priest, Jr., Managing        BEA Associates                        CEO, Chairman of the Executive
Partner, Portfolio Manager                                                    Committee, Managing Director and
                                                                              Portfolio Manager June 1992-Dec. 1997
                                        Credit Suisse Asset Management, LLC   CEO, Chairman of the Managing
                                                                              Committee, Managing Director and
                                                                              Portfolio Manager January 1998 -
                                                                              April 2000
--------------------------------------------------------------------------------------------------------------------
David N. Pearl, Managing Director,      ING Baring Furman Selz                Managing Director, from 1997-2001
Portfolio Manager                       Citibank Global Asset Management      Senior Portfolio Manager from 1994
                                                                              to 1997
--------------------------------------------------------------------------------------------------------------------
Orest B. Stelmach, Managing Director,   The Carlyle Group                     Managing Director and High Yield
Portfolio Manager                                                             Portfolio Manager from 1999 to 2001
                                        TIG Holdings, Inc.                    Senior Vice President and CIO from
                                                                              1993 to 1999
--------------------------------------------------------------------------------------------------------------------
Joseph W. Donaldson, Director, Senior   First Manhattan Co.                   Equity Analyst from 1999 to 2001
Analyst                                 ING Baring Furman Selz                Senior Analyst in 1998

--------------------------------------------------------------------------------------------------------------------

Cooke & Bieler, LP
------------------
Cooke & Bieler, LP is the investment adviser to the C&B Equity Portfolio, C&B Equity Portfolio for Taxable Investors and C&B Mid Cap Equity Portfolio. The principal address of Cooke & Bieler, LP is 1700 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment       Name of Other Company                 Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Sam Ballam III -  Partner               Cooke & Bieler, Inc.                        Principal
--------------------------------------------------------------------------------------------------------------------
Kermit S. Eck-  Partner                 Cooke & Bieler, Inc.                        Principal
--------------------------------------------------------------------------------------------------------------------
John J.Medveckis-  Partner              Cooke & Bieler, Inc.                        Principal
--------------------------------------------------------------------------------------------------------------------
Michael M. Meyer-  Partner              Cooke & Bieler, Inc.                        Principal
--------------------------------------------------------------------------------------------------------------------
James R. Norris-  Partner               Cooke & Bieler, Inc.                        Principal
--------------------------------------------------------------------------------------------------------------------
James R. O'Neal-  Partner               Cooke & Bieler, Inc.                        Principal
--------------------------------------------------------------------------------------------------------------------
Bruce A. Smith-  Partner                Cooke & Bieler, Inc.                        Principal
--------------------------------------------------------------------------------------------------------------------
Mehul Trivedi-  Partner                 Cooke & Bieler, Inc.                        Associate
--------------------------------------------------------------------------------------------------------------------

Investment Counselors of Maryland, LLC
--------------------------------------
Investment Counselors of Maryland, LLC is the investment adviser to the ICM Small Company Portfolio. The principal address of Investment Counselors of Maryland, LLC is 803 Cathedral Street, Baltimore, Maryland 21201.

----------------------------------------------------------------------------------------------------------------------------------
    NAME                      POSITION WITH INVESTMENT         ADVISER NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------------------------------------------
    Stuart M. Christhilf, III  Principal - Director             NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    Donald J. Hoelting         Principal - Director             NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    Robert D. McDorman, Jr.    Principal - Director             NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    Paul L. Borssuck           Principal                        NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    Andrew L. Gilchrist        Principal                        NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    William V. Heaphy          Principal                        NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    Stephen T. Scott           Principal                        NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    Simeon F. Wooten, III      Principal                        NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    James F. McAree            Senior Vice President            NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    Linda L. Rosatelli         Vice President of Operations     NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    E. Matthew Waldron, III    Vice President of Marketing      NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    Edward W. Brown, Jr.       Vice President                   NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    Elizabeth A. Dannettel     Vice President                   NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    Svietlana T. Franke        Vice President                   NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    Christine C. Davis         Asst. VP & Operations Mang.      NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    Wendy E. Brown             Portfolio Accountant             NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    Kanda K. Harp              Marketing Associate              NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    Caroline N. Johnson        Marketing Associate              NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    Joan Bielski               Admin. Assistant                 NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    Jamie L. Russell           Admin. Assistant                 NA                              NA
----------------------------------------------------------------------------------------------------------------------------------
    David C. Hegger            Director                         Old Mutual (US) Holdings, Inc.  Senior Vice President
----------------------------------------------------------------------------------------------------------------------------------

Acadian Asset Management, Inc.
------------------------------
Acadian Asset Management, Inc. is the investment adviser to the Acadian Emerging Markets Portfolio. The principal address of Acadian Asset Management, Inc. is Ten Post Office Square, 8th Floor, Boston, MA 02109.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment       Name of Other Company                 Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Gary Leonard Bergstrom - Chairman,               None                                    None
Director & Treasurer
--------------------------------------------------------------------------------------------------------------------
Ronald Dickson Frashure - President &            None                                    None
Director
--------------------------------------------------------------------------------------------------------------------
Churchill Gibson Franklin - Executive            None                                    None
Vice President & Director
--------------------------------------------------------------------------------------------------------------------
John Robert Chisholm - Executive Vice            None                                    None
President & Director
--------------------------------------------------------------------------------------------------------------------
Barry Bennett White - Clerk                      None                                    None
--------------------------------------------------------------------------------------------------------------------
Scott Francis Powers - Member of           Old Mutual U.S. Holdings, Inc.                CEO
Acadian's board of directors
--------------------------------------------------------------------------------------------------------------------

Rice, Hall, James & Associates
------------------------------
Rice, Hall, James & Associates is the investment adviser to the Rice, Hall James Micro Cap Portfolio and Rice, Hall James Small/Mid Cap Portfolio. The principal address of Rice, Hall, James & Associates is 600 West Broadway, Suite 1000, San Diego, CA 92101-3383.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment Adviser      Name of Other Company             Connection with Other Company
--------------------------------------------------------------------------------------------------------------------
Thao Buu-Hoan, Partner                                    None
--------------------------------------------------------------------------------------------------------------------
Kevin Hamilton, Partner                        Messner & Smith Investment               Former employer -
                                                       Management                     Joined RHJ 1/22/2002
--------------------------------------------------------------------------------------------------------------------
Charles G. King, Partner                                  None
--------------------------------------------------------------------------------------------------------------------
Peter Krzyzek, Partner                                    None
--------------------------------------------------------------------------------------------------------------------
Thomas  McDowell, Partner                                 None
--------------------------------------------------------------------------------------------------------------------
Gary S. Rice, Partner                                     None
--------------------------------------------------------------------------------------------------------------------
Douglas Sheres, Partner                                   None
--------------------------------------------------------------------------------------------------------------------
David P. Tessmer, Partner                                 None
--------------------------------------------------------------------------------------------------------------------
Timothy A. Todaro, Partner                                None
--------------------------------------------------------------------------------------------------------------------
Patricia A. Urbonya, Partner                              None
--------------------------------------------------------------------------------------------------------------------

C.S. McKee, LLP
---------------
C.S. McKee, LLP is the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee, LLP is One Gateway Center, Pittsburgh, PA 15222.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment Adviser       Name of Other Company               Connection with Other Company
--------------------------------------------------------------------------------------------------------------------
Eugene M. Natali, President
--------------------------------------------------------------------------------------------------------------------
Gregory M. Melvin, EVP, CIO                     Dartmouth Capital Advisor's Inc.    President
--------------------------------------------------------------------------------------------------------------------
Norman S. Allan, Exec. EVP
--------------------------------------------------------------------------------------------------------------------
Lloyd F. Stamy, Jr. , SVP
--------------------------------------------------------------------------------------------------------------------
Joseph A. Buongiorno, SVP
--------------------------------------------------------------------------------------------------------------------
Boyd M. Hanson, VP
--------------------------------------------------------------------------------------------------------------------
Jack P. White, VP
--------------------------------------------------------------------------------------------------------------------
Brian S. Allen, VP
--------------------------------------------------------------------------------------------------------------------
Bryan R. Johanson, VP
--------------------------------------------------------------------------------------------------------------------
Suda Vatsan, VP
--------------------------------------------------------------------------------------------------------------------
Amit Dugar, VP
--------------------------------------------------------------------------------------------------------------------
Robert A. McGee, VP
--------------------------------------------------------------------------------------------------------------------
Nicholas A. Navari, AVP
--------------------------------------------------------------------------------------------------------------------
Christy S. Brenza, VP
--------------------------------------------------------------------------------------------------------------------
William J. Andrews, VP
--------------------------------------------------------------------------------------------------------------------

Independence Investment, LLC
----------------------------
Independence Investment, LLC is the investment adviser to the Independence Small Cap Portfolio. The principal address of Independence Investment, LLC is 53 State Street, Exchange Place, Boston, MA 02109.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment       Name of Other Company                 Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Mark C. Lapman, Chairman of the Board
and President
--------------------------------------------------------------------------------------------------------------------
John S. Montgomery, Executive Vice
President
--------------------------------------------------------------------------------------------------------------------
John F. DeSantis, Executive Vice
President
--------------------------------------------------------------------------------------------------------------------
Miriam F. Cooper, Chief Operating
Officer
--------------------------------------------------------------------------------------------------------------------
William P. Callan, Senior Vice
President
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Bradford S. Greenleaf, Senior Vice
President
--------------------------------------------------------------------------------------------------------------------
Paul F. McManus, Senior Vice President
--------------------------------------------------------------------------------------------------------------------
William S. Baughman, Senior Vice
President
--------------------------------------------------------------------------------------------------------------------
Joanne P. Acford, Director              John Hancock  Life Insurance Company  Senior Vice President and Deputy
                                                                              General Counsel
--------------------------------------------------------------------------------------------------------------------
John M. DeCiccio, Director              John Hancock Financial Services, Inc. Executive Vice President
                                        John Hancock Life Insurance Company   Executive Vice President and Chief
                                                                              Investment Officer & Director
--------------------------------------------------------------------------------------------------------------------
Maureen R. Ford, Director               John Hancock Financial Services, Inc. Executive Vice President
                                        John Hancock Life Insurance Company   Executive Vice President
                                        John Hancock Advisers, LLC and The    Chairman, Director and Chief
                                        Berkley Group Executive Officer
                                        John Hancock Funds                    Chairman, President and Chief
                                                                              Executive Officer
--------------------------------------------------------------------------------------------------------------------
Klaus O. Shigley, Director              John Hancock Life Insurance Company   Vice President
--------------------------------------------------------------------------------------------------------------------
Gregory P. Winn, Director               John Hancock Life Insurance Company   Vice President and Treasurer
--------------------------------------------------------------------------------------------------------------------

Analytic Investors, Inc.
------------------------
Analytic Investors, Inc. is the investment adviser to the Analytic Defensive Equity Fund, Analytic International Fund and Analytic Short Term Income Fund. The principal address of Analytic Investors, Inc. is 700 South Flower Street, Suite 400, Los Angeles, CA 90017.

------------------------------------------------------------------------------------------------------------------------------
Name and Position with         Name of Other Company                     Connection with Other Company
Investment Adviser
------------------------------------------------------------------------------------------------------------------------------
Dr. Roger Glen Clarke,         Ensign Peak Advisors                      President(September 1997-present)
Chairman                       Bonneville Holding Corporation            Director (January 2000-present)
                               Deseret Trust Company                     Director(September 1996- present)
                               Analytic/TSA Investors, Inc.              Chariman (April 1998-January 2001)
                               OHSF Hedge MGP I, Inc.                    Director (November 1999-December 2000)
------------------------------------------------------------------------------------------------------------------------------
Harindra de Silva, Director    Analytic US Market Neutral, Ltd.          Director (January 1999- present)
and President                  Analytic US Market Offshore Master, Ltd.  Director (November 2000- present)
                               Analytic/TSA Investors, Inc.              President (April 1998- January 2001)
------------------------------------------------------------------------------------------------------------------------------
Marie Nastasi Arlt,            Analytic/TSA Investors, Inc.              Treasurer, Principal, Vice President
Treasurer, Vice President,
Chief Operating Officer and
Corporate Secretary
------------------------------------------------------------------------------------------------------------------------------
Scott F. Powers, Director      Old Mutual US Holdings, Inc.              Executive Officer
                               Old Mutual Asset Managers (US) LLC        Executive Officer
                               Mellon Institutional                      Executive Vice President-Sales, Marketing and
                                                                         Product Development
------------------------------------------------------------------------------------------------------------------------------

Chicago Asset Management Company
--------------------------------
Chicago Asset Management Company is the investment adviser to the Chicago Asset Management Value Portfolio. The principal address of Chicago Asset Management Company is 70 West Madison Street, 56th Floor, Chicago, IL 60602.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment       Name of Other Company                 Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

Cambiar Investors LLC
---------------------
Cambiar Investors LLC is the investment adviser to the Cambiar Opportunity Portfolio. The principal address of Cambiar Investors LLC is 2401 East Second Street, Suite 400, Denver, CO 80206.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment                Name of Other Company                Connection with Other Company
Advis
--------------------------------------------------------------------------------------------------------------------
Brian M. Barish, President                              None
--------------------------------------------------------------------------------------------------------------------
Nancy H. Wigton, Sr. Vice President                     None
--------------------------------------------------------------------------------------------------------------------
Michael J. Gardner, Vice President              Mountain States Bank                  Board of Directors - effective
                                                                                                 April 2002
--------------------------------------------------------------------------------------------------------------------
Maria L. Azari, Vice President                          None
--------------------------------------------------------------------------------------------------------------------
Anna A. Aldrich, Vice President                         None
--------------------------------------------------------------------------------------------------------------------
Edward W. O'Connor, Vice President                      None
--------------------------------------------------------------------------------------------------------------------
Julie Goodrum, Vice President                           None
--------------------------------------------------------------------------------------------------------------------
Christine M. Simon, Vice President                      None
--------------------------------------------------------------------------------------------------------------------

Fiduciary Management Associates, Inc.
-------------------------------------
Fiduciary Management Associates, Inc. is the investment adviser to the FMA Small Company Portfolio. The principal address of Fiduciary Management Associates, Inc. is 55 West Monroe Street, Suite 2550, Chicago, IL 60603.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment       Name of Other Company                 Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Robert F. Carr, III, Chairman and CEO   Greentech Advisory Board-Vista        Director
                                        Petroleum
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Anne T. Durkin, Assitstant Vice
President
--------------------------------------------------------------------------------------------------------------------
Terry B. French, Senior Vice President
--------------------------------------------------------------------------------------------------------------------
Michael P. Gasparac, Vice President
--------------------------------------------------------------------------------------------------------------------
Lloyd J. Spicer, Senior Vice President
--------------------------------------------------------------------------------------------------------------------
Robert W. Thornburgh, Executive Vice
President
--------------------------------------------------------------------------------------------------------------------
Kathryn A. Vorisek, President and CIO
--------------------------------------------------------------------------------------------------------------------
Edward S. Borland, Assistant Vice
President
--------------------------------------------------------------------------------------------------------------------

Thompson, Siegel & Walmsley, Inc.
---------------------------------
Thompson, Siegel & Walmsley, Inc. is the investment adviser to the TS&W Equity, TS&W International Equity and TS&W Fixed Income Portfolios. The principal address of Thompson, Siegel & Walmsley, Inc. is 5000 Monument Avenue, P.O. Box 6883, Richmond, VA 23230.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment       Name of Other Company                 Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

Sirach Capital Management, Inc.
-------------------------------
Sirach Capital Management, Inc. is the investment adviser to the Sirach Equity, Sirach Growth, Sirach Special Equity, Sirach Bond and Sirach Strategic Balanced Portfolios. The principal address of Sirach Capital Management, Inc. is 520 Pike Street, Suite 2800, Seattle, WA 95101.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment       Name of Other Company                 Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


Commerce Capital Markets, Inc.
------------------------------
Commerce Capital Markets, Inc. is the investment adviser to the Commerce Capital Government Money Market Fund. The principal address of Commerce Capital Markets, Inc. is One Commerce Square, 2005 Market Street, Suite 200 Philadelphia, PA 19103.

--------------------------------------------------------------------------------------------------------------------
Name and Position with Investment       Name of Other Company                 Connection with Other Company
Adviser
--------------------------------------------------------------------------------------------------------------------
Vincent J. Stafford, President/CEO      Commerce Capital Investments, Inc     President/CEO
--------------------------------------------------------------------------------------------------------------------
Douglas J. Pauls, Director              Commerce Bancorp, Inc                 Chief Financial Officer
--------------------------------------------------------------------------------------------------------------------
Terry Malloy, Secretary/CFO             Commerce Capital Investments, Inc     Secretary/CFO
--------------------------------------------------------------------------------------------------------------------
David Thompson, Director                N/A                                   N/A
--------------------------------------------------------------------------------------------------------------------

Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                              July 15, 1982
         SEI Liquid Asset Trust                              November 29, 1982
         SEI Tax Exempt Trust                                December 3, 1982
         SEI Index Funds                                     July 10, 1985
         SEI Institutional Managed Trust                     January 22, 1987
         SEI Institutional International Trust               August 30, 1988
         The Advisors' Inner Circle Fund                     November 14, 1991
         STI Classic Funds                                   May 29, 1992
         The Arbor Fund                                      January 28, 1993
         Bishop Street Funds                                 January 27, 1995
         STI Classic Variable Trust                          August 18, 1995
         SEI Asset Allocation Trust                          April 1, 1996
         SEI Institutional Investments Trust                 June 14, 1996
         HighMark Funds                                      February 15, 1997
         Armada Funds                                        March 8, 1997
         Expedition Funds                                    June 9, 1997
         Oak Associates Funds                                February 27, 1998
         The Nevis Fund, Inc.                                June 29, 1998
         CNI Charter Funds                                   April 1, 1999
         The Armada Advantage Fund                           May 1, 1999
         Amerindo Funds Inc.                                 July 13, 1999
         Friends Ivory Funds                                 December 16, 1999
         iShares Inc.                                        January 28, 2000
         SEI Insurance Products Trust                        March 29, 2000
         iShares Trust                                       April 25, 2000
         Pitcairn Funds                                      August 1, 2000
         First Focus Funds, Inc.                             October 1, 2000
         JohnsonFamily Funds, Inc.                           November 1, 2000
         The MDL Funds                                       January 24, 2001
         Causeway Capital Management Trust                   September 20, 2001

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                          Position and Office                                 Positions and Offices
Name                      with Underwriter                                    with Registrant
----                      -------------------                                 ----------------------
Alfred P. West, Jr.       Director, Chairman of the Board of Directors                 --
Richard B. Lieb           Director, Executive Vice President                           --
Carmen V. Romeo           Director                                                     --
Mark J. Held              President & Chief Operating Officer                          --
Dennis J. McGonigle       Executive Vice President                                     --
Robert M. Silvestri       Chief Financial Officer & Treasurer                          --
Todd Cipperman            Senior Vice President & General Counsel                      --
Carl A. Guarino           Senior Vice President                                        --
Jack May                  Senior Vice President                                        --
Kevin P. Robins           Senior Vice President                                        --
Patrick K. Walsh          Senior Vice President                                        --
Wayne M. Withrow          Senior Vice President                                        --
Robert Aller              Vice President                                               --
John D. Anderson          Vice President & Managing Director                           --
Timothy D. Barto          Vice President & Assistant Secretary                         --
Robert Crudup             Vice President & Managing Director                           --
Richard A. Deak           Vice President & Assistant Secretary                         --
Scott W. Dellorfano       Vice President & Managing Director                           --
Barbara Doyne             Vice President                                               --
Jeff Drennen              Vice President                                               --
Scott C. Fanatico         Vice President & Managing Director                           --
Vic Galef                 Vice President & Managing Director                           --
Steven A. Gardner         Vice President & Managing Director                           --
Lydia A. Gavalis          Vice President & Assistant Secretary                         --
Greg Gettinger            Vice President & Assistant Secretary                         --
Kathy Heilig              Vice President                                               --
Jeff Jacobs               Vice President                                               --
Bridget Jensen            Vice President                                               --
Samuel King               Vice President                                               --
John Kirk                 Vice President & Managing Director                           --
Kim Kirk                  Vice President & Managing Director                           --
John Krzeminski           Vice President & Managing Director                           --
Karen LaTourette          Secretary                                                    --
Alan H. Lauder            Vice President                                               --


                          Position and Office                                 Positions and Offices
Name                      with Underwriter                                    with Registrant
----                      -------------------                                 ----------------------
Paul Lonergan             Vice President & Managing Director                           --
Ellen Marquis             Vice President                                               --
Christine M. McCullough   Vice President &Assistant Secretary                          --
Carolyn McLaurin          Vice President & Managing Director                           --
Mark Nagle                Vice President                                               --
Joanne Nelson             Vice President                                               --
Rob Redican               Vice President                                               --
Maria Rinehart            Vice President                                               --
Steve Smith               Vice President                                               --
Daniel Spaventa           Vice President                                               --
Kathryn L. Stanton        Vice President                                               --
Sherry K. Vetterlein      Vice President & Assistant Secretary                         --
Lori L. White             Vice President & Assistant Secretary                         --
William E. Zitelli, Jr.   Vice President & Assistant Secretary                         --

Item 28.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
(6); (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

            First Union National Bank          Union Bank of California
            125 Broad Street                   475 Sansome Street, 15th Floor
            Philadelphia, PA 19109             San Francisco, California 94111

         (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
(D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:


                  SEI Investments Mutual Funds Services
                  Oaks, PA 19456

         (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1
(f), the required books and records are maintained at the offices of the Registrant's Advisers:

                  HGK Asset Management, Inc.
                  Newport Tower
                  525 Washington Blvd.
                  Jersey City, NJ 07310

                  AIG Capital Management Corp.
                  70 Pine Street
                  20th Floor
                  New York, NY  10270

                  First Manhattan Co.
                  437 Madison Avenue
                  New York, NY  10022-7022

                  CRA Real Estate Securities L.P.
                  Suite 205
                  259 North Radnor-Chester Road
                  Radnor, PA 19087

                  LSV Asset Management Company
                  200 W. Madison Street, 27th Floor
                  Chicago, Illinois 60606

                  Sterling Capital Management Company
                  One First Union Center
                  301 S. College Street, Suite 3200
                  Charlotte, NC 28202

                  Toews Corporation
                  1500 Market Street, 12th Floor
                  East Tower
                  Philadelphia, PA 19102

                  Prospect Asset Management, Inc.
                  6700 Kalanianaole Highway
                  Suite 122
                  Honolulu, HI 96825

                  Synovus Fund Investment Advisors
                  P.O. Box 23024
                  Columbus, GA 31902-1313

                  Steinberg Priest Capital Management Co., Inc.
                  12 East 49th Street, Suite 1202
                  New York, New York 10017

                  Cooke & Bieler, Inc.
                  1700 Market Street
                  Philadelphia, PA 19103

                  Investment Counselors of Maryland, LLC
                  803 Cathedral Street
                  Baltimore, Maryland 21201

                  Acadian Asset Management, Inc.
                  Ten Post Office Square, 8th Floor
                  Boston, MA 02109

                  Rice Hall James & Associates
                  600 West Broadway, Suite 1000
                  San Diego, CA 92101-3383

                  C.S. McKee, LLP
                  One Gateway Center
                  Pittsburgh, PA 15222

                  Independence Investment, LLC
                  53 State Street, Exchange Place
                  Boston, MA 02109

                  Analytic Investors, Inc.
                  700 South Flower Street, Suite 400
                  Los Angeles, CA 90017

                  Chicago Asset Management Company
                  70 West Madison Street, 56th Floor
                  Chicago, IL 60602

                  Cambiar Investors LLC
                  2401 East Second Street, Suite 400
                  Denver, CO 80206

                  Fiduciary Management Associates, Inc.
                  55 West Monroe Street, Suite 2550
                  Chicago, IL 60603

                  Thompson, Siegel & Walmsley, Inc.
                  5000 Monument Avenue, P.O. Box 6883
                  Richmond, VA 23230

                  Sirach Capital Management, Inc.
                  520 Pike Street, Suite 2800
                  Seattle, WA 95101

                  Commerce Capital Markets, Inc
                  One Commerce Square
                  2005 Market Street, Suite 200
                  Philadelphia, PA 19103

Item 29.  Management Services: None.
Item 30.  Undertakings: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 52 to the Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Oaks, and Commonwealth of Pennsylvania on the __th day of June 2002.

                                          THE ADVISORS' INNER CIRCLE FUND

                                           By:/s/ James R. Foggo
                                              ----------------------------------
                                              James R. Foggo, President


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

                         *                              Trustee                   June __, 2002
--------------------------------------------
John T. Cooney

                         *                              Trustee                   June __, 2002
--------------------------------------------
William M. Doran

                         *                              Trustee                   June __, 2002
--------------------------------------------
Robert A. Nesher

                         *                              Trustee                   June __, 2002
--------------------------------------------
Robert A. Patterson

                         *                              Trustee                   June __, 2002
--------------------------------------------
Eugene Peters

                         *                              Trustee                   June __, 2002
--------------------------------------------
George J. Sullivan, Jr.

                         *                              Trustee                   June __, 2002
--------------------------------------------
James M. Storey

/s/ James R. Foggo                                      President                 June __, 2002
--------------------------------------------
James R. Foggo

                         *                              Controller &              June __, 2002
--------------------------------------------            Chief Financial Officer
Jennifer Spratley


*By: /s/ James R. Foggo
     ---------------------------------------
         James R. Foggo
         Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit No. and  Description

Item 23. Exhibits:

EX-99.A1          Registrant's Agreement and Declaration of Trust dated July 18,
                  1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to exhibit (1)(a) of
                  Post-Effective Amendment No. 32 to the Registrant's
                  Registration Statement on Form N-1A (File No.33-42484), filed with the Securities and Exchange Commission on February 27,
                  1998.
EX-99.A2          Registrant's Amendment to the Agreement and Declaration of
                  Trust dated December 2, 1996, is incorporated herein by
                  reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File
                  No. 33-42484), filed with the Securities and Exchange
                  Commission on December 13, 1996.
EX-99.A3          Registrant's Amendment to the Agreement and Declaration of
                  Trust dated February 18, 1997, is incorporated herein by
                  reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File
                  No. 33-42484), filed with the Securities and Exchange
                  Commission on February 27, 1997.
EX-99.B1          Registrant's By-Laws are incorporated herein by reference to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on August 29, 1991.
EX-99.B2          Registrant's Amended and Restated By-Laws are filed herewith.
EX-99.C           Not Applicable.
EX-99.D1          Investment  Advisory  Agreement between  Registrant and HGK
                  Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective
                  Amendment No. 15 to Registrant's Registration Statement on
                  Form N-1A (File No. 33-42484), filed with the Securities and
                  Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File
                  No. 33-42484), filed on February 28, 1996.
EX-99.D2          Investment  Advisory  Agreement between  Registrant and AIG
                  Capital Management Corp. with respect to AIG Money Market Fund originally filed with Post-Effective Amendment No. 17 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed February 27, 1997.
EX-99.D3          Investment  Advisory  Agreement between  Registrant and First
                  Manhattan Co. with respect to FMC Select Fund dated May 3,
                  1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No.
                  33-42484) filed with the Securities and Exchange Commission on
                  February 1, 1995 is incorporated herein by reference to
                  exhibit (5)(g) of Post-Effective Amendment No. 24 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484) filed on February 28, 1996.
EX-99.D4          Investment  Advisory  Agreement  between  Registrant and CRA
                  Real Estate Securities L.P. dated December 31, 1996 with
                  respect to the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (5)(h) of Post-Effective
                  Amendment No. 29 to the Registrant's Registration Statement on
                  Form N-1A (File No. 33-42484) filed with the Securities and
                  Exchange Commission on May 22, 1997.
EX-99.D5          Investment Advisory Agreement between Registrant and MDL
                  Capital Management, Inc. with respect to the MDL Broad Market
                  Fixed Income Portfolio and the MDL Large Cap Growth Equity
                  Portfolio is incorporated herein by reference to exhibit
                  (5)(e) of Post-Effective Amendment No. 32 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27,
                  1998.
EX-99.D6          Investment Advisory Agreement between Registrant and SAGE
                  Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(f) of
                  Post-Effective Amendment No. 32 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27,
                  1998.
EX-99.D7          Investment  Sub-Advisory  Agreement between SAGE Global Funds,
                  LLC and Standard Asset Group, Inc. with respect to the SAGE
                  Corporate Bond Fund is incorporated herein by reference to exhibit (5)(i) of Post-Effective Amendment No. 32 to the
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.D8          Investment Advisory Agreement between Registrant and LSV Asset
                  Management Company is incorporated herein by reference to
                  exhibit (d)(8) of Post-Effective Amendment No. 46 to the
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
EX-99.D9          Amended and Restated Schedule to the Investment Advisory
                  Agreement dated May 3, 1995 between Registrant and First
                  Manhattan Company with respect to the FMC Select and FMC
                  Strategic Value Funds is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
EX-99.D10         Investment Advisory Agreement between Registrant and Sterling
                  Partners Capital Management is incorporated herein by
                  reference to exhibit (d)(10) of Post-Effective Amendment No.
                  45 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-42484), filed with the Securities and Exchange
                  Commission on April 12, 2001.
EX-99.D11         Investment Advisory Agreement between the Registrant andGLB
                  Fund Management, Inc. is incorporated herein by reference to exhibit (d)(11) of Post-Effective Amendment No. 41 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on December 13, 2000.

EX-99.D12         Investment Advisory Agreement between Registrant and Toews
                  Corporation with respect to the Toews S&P 500 Hedged Index
                  Fund and Toews Nasdaq-100 Hedged Index Fund is incorporated herein by reference to exhibit (d)(12) of Post-Effective
                  Amendment No. 46 to Registrant's Registration Statement on
                  Form N-1A (File No. 33-42484), filed with the Securities and
                  Exchange Commission on June 22, 2001.
EX-99.D13         Investment Advisory Agreement between Registrant and Prospect
                  Asset Management with respect to The Japan Smaller Companies
                  Fund is incorporated herein by reference to exhibit (d)(13) of
                  Post-Effective Amendment No. 46 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on June 22, 2001.
EX-99.D14         Investment Advisory Agreement dated August 13, 2001 between
                  Registrant and Synovus Funds Investment Advisors is
                  incorporated herein by reference to exhibit (d)(14) of
                  Post-Effective Amendment No. 48 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on November 5, 2001.
EX-99.D15         Investment  Sub-Advisory  Agreement dated August 13, 2001
                  between Registrant, Synovus Funds Investment Advisors and
                  Steinberg Priest Capital Management, Co., Inc. is incorporated herein by reference to exhibit (d)(14) of Post-Effective
                  Amendment No. 48 to Registrant's Registration Statement on
                  Form N-1A (File No. 33-42484), filed with the Securities and
                  Exchange Commission on November 5, 2001.
EX-99.D16         Investment Advisory Agreement between Registrant and Cooke &
                  Bieler, Inc. is incorporated herein by reference to exhibit
                  (d)(16) of Post-Effective Amendment No. 47 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284), filed with the Securities and Exchange Commission on August 16,
                  2001.
EX-99.D17         Form Of Investment  Advisory Agreement between Registrant and
                  Acadian Asset Management, Inc. is incorporated herein by
                  reference to exhibit (d)(17) of Post-Effective Amendment No.
                  50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.
EX-99.D18         Form Of Investment Advisory Agreement between Registrant and
                  Analytic Investors, Inc. is incorporated herein by reference to exhibit (d)(18) of Post-Effective Amendment No. 50 to the
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-4284), filed with the Securities and Exchange Commission on
                  April 3, 2002.
EX-99.D19         Form Of Investment Advisory Agreement between Registrant and
                  Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 50 to the
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-4284), filed with the Securities and Exchange Commission on
                  April 3, 2002.
EX-99.D20         Form Of Investment Advisory Agreement between Registrant and
                  Chicago Asset Management Company is incorporated herein by reference to exhibit (d)(20) of Post-Effective Amendment No.
                  50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.

EX-99.D21         Form Of Investment Advisory Agreement between Registrant and
                  Fiduciary Management Associates, Inc. is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment
                  No. 50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.
EX-99.D22         Form Of Investment Advisory Agreement between Registrant and
                  Independence Investment, LLC is incorporated herein by
                  reference to exhibit (d)(22) of Post-Effective Amendment No.
                  50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.
EX-99.D23         Form Of Investment Advisory Agreement between Registrant and
                  Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment
                  No. 50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.
EX-99.D24         Form Of Investment  Advisory Agreement between Registrant and
                  C.S. McKee, LLP is incorporated herein by reference to exhibit
                  (d)(24) of Post-Effective Amendment No. 50 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284), filed with the Securities and Exchange Commission on April 3, 2002.
EX-99.D25         Form Of Investment Advisory Agreement between Registrant and
                  Rice, Hall, James & Associates is incorporated herein by
                  reference to exhibit (d)(25) of Post-Effective Amendment No.
                  50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.
EX-99.D26         Form Of Investment Advisory Agreement between Registrant and
                  Sirach Capital Management, Inc. is incorporated herein by
                  reference to exhibit (d)(26) of Post-Effective Amendment No.
                  50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.
EX-99.D27         Form Of Investment Advisory Agreement between Registrant
                  and Thompson, Siegel & Walmsley, Inc. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment
                  No. 50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.
EX-99.E1          Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No.
                  33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.
EX-99.E2          Distribution Agreement between Registrant and CCM Securities,
                  Inc. dated February 28, 1997 is incorporated herein by reference to exhibit (6)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No.

                  33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
EX-99.E3          Amended and Restated Sub-Distribution and Servicing Agreement
                  between SEI Investments Company and AIG Equity Sales
                  Corporation is incorporated herein by reference to exhibit
                  (6)(c) to Post-Effective Amendment No. 32 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27,
                  1998.
EX-99.F           Not Applicable.
EX-99.G1          Custodian  Agreement between Registrant and CoreStates Bank
                  N.A. originally filed Pre-Effective Amendment No. 1 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 28 filed on
                  February 27, 1997.
EX-99.G2          Amended Custodian Agreement dated between Registrant and
                  CoreStates Bank, N.A. is incorporated herein by reference to exhibit (g)(2) of Post-Effective Amendment No.39 filed on February 25, 2000.
EX-99.G3          Custodian Agreement between the Registrant and Union Bank of
                  California is incorporated herein by reference to exhibit
                  (g)(3) of Post-Effective Amendment No.51 filed on June 14,
                  2002.
EX-99.G4          Amendment dated May 21, 2001 to the Custody Agreement dated
                  August 12, 1991 between the Registrant and First Union
                  National Bank is incorporated herein by reference to exhibit
                  (g)(4) of Post-Effective Amendment No.51 filed on June 14,
                  2002.
EX-99.H1          Amended and Restated Administration Agreement between
                  Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover
                  Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin
                  Oak Aggressive Stock Fund, Roulston Midwest Growth Fund,
                  Roulston Growth and Income Fund, Roulston Government
                  Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund,
                  Turner Small Cap Fund, Turner Growth Equity Fund, Morgan
                  Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond
                  Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (9) of Post-Effective Amendment No. 24 filed on
                  February 28, 1996.
EX-99.H2          Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(a) of Post-Effective Amendment No.
                  29 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-42484), filed with the Securities and Exchange
                  Commission on May 22, 1997.
EX-99.H3          Shareholder Service Plan and Agreement for the Class A Shares
                  of the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on June 30, 1997.

EX-99.H4          Schedule to Amended and Restated Administration Agreement
                  dated May 8, 1995 to the Administration Agreement dated
                  November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by
                  reference to exhibit (9)(d) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.H5          Consent to Assignment and Assumption of Administration
                  Agreement dated June 1, 1996 is incorporated herein by
                  reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.H6          Schedule to the Amended and Restated Administration Agreement
                  adding the MDL Broad Market Fixed Income Fund and the MDL
                  Large Cap Growth Equity Fund incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No.32 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.H7          Schedule to the Amended and Restated Administration Agreement
                  adding the SAGE Corporate Fixed Bond Fund is incorporated
                  herein by reference to exhibit (9)(g) of Post-Effective
                  Amendment No. 32 to Registrant's Registration Statement on
                  Form N-1A (File No. 33-42484), filed with the Securities and
                  Exchange Commission on February 27, 1998.
EX-99.H8          Schedule dated May 19, 1997 to Administration Agreement dated
                  November 14, 1991 between the Advisors' Inner Circle Fund and
                  SEI Financial Management Corporation adding the AIG Money
                  Market Fund is incorporated herein by reference to exhibit
                  (9)(h) of Post-Effective Amendment No. 32 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27,
                  1998.
EX-99.H9          Schedule to Administration Agreement relating to the CRA
                  Realty Portfolio is incorporated herein by reference to
                  exhibit (9)(i) of Post-Effective Amendment No. 32 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.H10         Shareholder Servicing Agreement for AIG Money Market Fund is
                  incorporated herein by reference to Post-Effective Amendment
                  No. 32 to Registrant's Registration Statement on Form N-1A
                  (File No. 33-42484), filed with the Securities and Exchange
                  Commission on February 27, 1998.
EX-99.H11         Transfer Agency Agreement dated November 30, 1994 is
                  incorporated herein by reference to exhibit (9)(k) of
                  Post-Effective Amendment No. 32 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on February 27, 1998.
EX-99.H12         Amendment dated August 17, 1998 to the Schedule dated May 8,
                  1995 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit (h)(12) of Post-Effective Amendment No.

                  34 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-42484), filed with the Securities and Exchange
                  Commission on December 29, 1998.
EX-99.H13         Assignment and Assumption Agreement dated February 27, 1998 between Registrant and Oak Associates Funds is incorporated herein by reference to exhibit (h)(13) of Post-Effective
                  Amendment No. 34 to Registrant's Registration Statement on
                  Form N-1A (File No. 33-42484), filed with the Securities and
                  Exchange Commission on December 29, 1998.
EX-99.H14         Amended Schedule dated March 15, 1999 to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994, relating to LSV Value Equity Fund, between
                  Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(14) of Post-Effective Amendment No. 39 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
EX-99.H15         Amended Schedule dated August 15, 1999 to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994, relating to HGK Fixed Income Fund, HGK Equity Value
                  Fund and HGK Mid Cap Value Fund, between Registrant and SEI
                  Investments Mutual Funds Services is incorporated by reference to exhibit (h)(15) of Post-Effective Amendment No. 39 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
EX-99.H16         Administration Agreement dated August 20, 1999 between
                  Registrant, LSV Asset Management and Fidelity Brokerage
                  Services, Inc. and National Financial Services Corporation is
                  incorporated by reference to exhibit (h)(16) of Post-Effective
                  Amendment No.39 to Registrant's Registration Statement on Form
                  N-1A (File No. 33-42484), filed with the Securities and
                  Exchange Commission on February 25, 2000.
EX-99.H17         Amended Schedule dated December 1, 1999 to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994, relating CRA Realty Shares Portfolio, between
                  Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(17) of Post-Effective Amendment No. 39 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
EX-99.H18         Amendment dated August 18, 1999 to the Operating Agreement dated January 5, 1996, relating to LSV Value Equity Fund,
                  between the Registrant, LSV Asset Management and Charles
                  Schwab & Co, Inc. is incorporated by reference to exhibit
                  (h)(18) of Post-Effective Amendment No. 39 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25,
                  2000.
EX-99.H19         Schedule dated May 19, 2000 to the Administration Agreement dated November 14, 1991 between the Registrant and SEI
                  Investments Mutual Funds Services relating to the AIG Money
                  Market Fund is incorporated herein by reference to exhibit
                  (h)(19) of the Registrant's Post-Effective Amendment No. 40 on
                  Form N-1A (File No. 33-42484) filed with the Securities and
                  Exchange Commission on July 17, 2000.

EX-99.H20         Schedule dated May 22, 2000 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds
                  Services relating to the FMC Select and Strategic Value Funds is incorporated herein by reference to exhibit (h)(20) of the
                  Registrant's Post-Effective Amendment No. 40 on Form N-1A
                  (File No.33-42484) filed with the Securities and Exchange
                  Commission on July 17, 2000.
EX-99.H21         Transfer Agency and Services Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is
                  incorporated herein by reference to exhibit (h)(21) of the
                  Registrant's Post-Effective Amendment No. 41 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on December 13, 2000.
EX-99.H22         Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the GLB
                  Aggressive Growth Fund is incorporated herein by reference to exhibit (h)(22) of the Registrant's Post-Effective Amendment
                  No. 41 on Form N-1A (File No. 33-42484) filed with the
                  Securities and Exchange Commission on December 13, 2000.
EX-99.H23         Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the
                  Sterling Partners' Balanced Portfolio and Sterling Partners'
                  Small Cap Value Portfolio is incorporated herein by reference to exhibit (h)(23) of the Registrant's Post-Effective
                  Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
EX-99.H24         Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the
                  Toews S&P 500 Hedged Index Portfolio and Toews NASDAQ 100
                  Hedged Index Portfolio is incorporated herein by reference to exhibit (h)(24) of the Registrant's Post-Effective Amendment
                  No. 42 on Form N-1A (File No. 33-42484) filed with the
                  Securities and Exchange Commission on February 26, 2001.
EX-99.H25         LSV Asset Management Contractual Fee Waiver Agreement is
                  incorporated herein by reference to exhibit (h)(25) of the
                  Registrant's Post-Effective Amendment No. 49 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on February 28, 2002.
EX-99.H26         HGK Asset Management Contractual Fee Waiver Agreement is
                  incorporated herein by reference to exhibit (h)(26) of the
                  Registrant's Post-Effective Amendment No. 49 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on February 28, 2002.
EX-99.H27         Schedule dated May 21, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources is incorporated herein by reference to exhibit (h)(27) of the Registrant's
                  Post-Effective Amendment No. 46 on Form N-1A (File No.
                  33-42484) filed with the Securities and Exchange Commission on
                  June 22, 2001.
EX-99.H28         Toews Corporation Contractual Fee Waiver Agreement is
                  incorporated herein by reference to exhibit (h)(28) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on February 28, 2002.

EX-99.H29         Cooke & Bieler, L.P. Contractual Fee Waiver Agreement is
                  incorporated herein by reference to exhibit (h)(29) of the
                  Registrant's Post-Effective Amendment No. 49 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on February 28, 2002.
EX-99.H30         Prospect Asset Management Contractual Fee Waiver Agreement is
                  incorporated herein by reference to exhibit (h)(30) of the
                  Registrant's Post-Effective Amendment No. 49 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on February 28, 2002.
EX-99.H31         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the Sirach Portfolios is
                  incorporated herein by reference to exhibit (h)(31) of
                  Post-Effective Amendment No.51 filed on June 14, 2002.
EX-99.H32         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the TS&W Portfolios is
                  incorporated herein by reference to exhibit (h)(32) of
                  Post-Effective Amendment No. 50 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on April 3, 2002.
EX-99.H33         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the ICM Small Company Portfolio is incorporated herein by reference to exhibit (h)(33) of
                  Post-Effective Amendment No.51 filed on June 14, 2002.
EX-99.H34         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the Analytic Portfolios is
                  incorporated herein by reference to exhibit (h)(32) of
                  Post-Effective Amendment No. 50 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on April 3, 2002.
EX-99.H35         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the Cambiar Opportunity Portfolio is incorporated herein by reference to exhibit (h)(35) of
                  Post-Effective Amendment No.51 filed on June 14, 2002.
EX-99.H36         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the Chicago Asset Management
                  Value Portfolio is incorporated herein by reference to exhibit

                  (h)(32) of Post-Effective Amendment No. 50 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
EX-99.H37         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the FMA Small Company Portfolio is incorporated herein by reference to exhibit (h)(37) of
                  Post-Effective Amendment No.51 filed on June 14, 2002.
EX-99.H38         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the Rice, Hall, James Portfolios is incorporated herein by reference to exhibit (h)(38) of
                  Post-Effective Amendment No.51 filed on June 14, 2002.
EX-99.H39         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the Independence Small Cap
                  Portfolio is incorporated herein by reference to exhibit
                  (h)(32) of Post-Effective Amendment No. 50 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
EX-99.H40         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the Acadian Emerging Markets
                  Portfolio is incorporated herein by reference to exhibit
                  (h)(40) of Post-Effective Amendment No.51 filed on June 14,
                  2002.
EX-99.H41         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the McKee International Equity
                  Portfolio is incorporated herein by reference to exhibit
                  (h)(41) of Post-Effective Amendment No.51 filed on June 14,
                  2002.
EX-99.H42         Schedule to the Transfer Agency Agreement between the
                  Registrant and DST Systems, Inc. pertaining to the Sirach
                  Growth, Sirach Equity, Sirach Special Equity, Sirach Bond,
                  Sirach Strategic Balanced, Rice, Hall James Micro Cap, Rice,
                  Hall James Small/Mid Cap, McKee International Equity, TS&W
                  Equity, TS&W Fixed Income, TS&W International Equity, Analytic
                  Defensive Equity, Analytic International, Analytic Short-Term
                  Income, FMA Small Company, ICM Small Company, Cambiar
                  Opportunity, Independence Small Cap, Acadian Emerging Markets
                  and Chicago Asset Management Value Portfolios is incorporated herein by reference to exhibit (h)(42) of Post-Effective
                  Amendment No.51 filed on June 14, 2002.
EX-99.I           Not Applicable.
EX-99.J           Not Applicable.

EX-99.K           Not Applicable.
EX-99.L           Not Applicable.
EX-99.M1          Distribution Plan for The Advisors' Inner Circle Fund is
                  incorporated herein by reference to exhibit (m) of the
                  Registrant's Post-Effective Amendment No. 41 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on December 13, 2000.
EX-99.M2          Distribution and Shareholder Servicing Plan for the Toews
                  Funds is incorporated herein by reference to exhibit (m)(2) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on February 26, 2001.
EX-99.N           Not Applicable.
EX-99.O1          Rule 18f-3 Plan for The Advisors' Inner Circle Fund is
                  incorporated herein by reference to exhibit (o)(1) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on February 26, 2001.
 EX-99.O2         Amended and restated Rule 18f-3 Plan for The Advisors' Inner
                  Circle Fund is incorporated herein by reference to exhibit
                  (o)(2) of Post-Effective Amendment No. 50 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on April 3, 2002.
EX-99.P1          Revised SEI Investments Company Code of Ethics and Insider
                  Trading Policy is filed incorporated herein by reference to exhibit (p)(1) of the Registrant's Post-Effective Amendment
                  No. 46 on Form N-1A (File No. 33-42484) filed with the
                  Securities and Exchange Commission on June 22, 2001.
EX-99.P2          The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of The Arbor Fund's
                  Post-Effective Amendment No. 28 on Form N-1A (File
                  No.33-50718) filed with the Securities and Exchange Commission on May 30, 2000.
EX-99.P3          AIG Capital Management Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(3) of the Registrant's
                  Post-Effective Amendment No. 40 on Form N-1A (File No.
                  33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
EX-99.P4          Clarion CRA Securities, LP, Code of Ethics is incorporated herein by reference to exhibit (p)(4) of the Registrant's
                  Post-Effective Amendment No. 40 on Form N-1A (File
                  No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
EX-99.P5          First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(5) of the Registrant's Post-Effective
                  Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
EX-99.P6          HGK Asset Management,  Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(6) of the Registrant's
                  Post-Effective Amendment No. 40 on Form N-1A (File No.
                  33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
EX-99.P7          LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of SEI Institutional

                  Managed Trust's Post-Effective Amendment No. 33 on Form N-1A
                  (File No. 33-9504) filed with the Securities and Exchange
                  Commission on July 3, 2000.
EX-99.P8          MDL Capital Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(8) of the Registrant's
                  Post-Effective Amendment No. 40 on Form N-1A (File No.
                  33-42484) filed with the Securities and Exchange Commission on
                  July 17, 2000.
EX-99.P9          Sterling Capital Management Company Code of Ethics is
                  incorporated herein by reference to exhibit (p)(9) of the
                  Registrant's Post-Effective Amendment No. 41 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on December 13, 2000.
EX-99.P10         Toews Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(10) of the Registrant's
                  Post-Effective Amendment No. 42 on Form N-1A (File No.
                  33-42484) filed with the Securities and Exchange Commission on
                  February 26, 2001.
EX-99.P11         Prospect Asset Management Code of Ethics is filed incorporated herein by reference to exhibit (p)(11) of the Registrant's
                  Post-Effective Amendment No. 46 on Form N-1A (File No.
                  33-42484) filed with the Securities and Exchange Commission on
                  June 22, 2001.
EX-99.P12         Synovus Funds Investment Advisors Code of Ethics is
                  incorporated herein by reference to exhibit (p)(12) of the
                  Registrant's Post-Effective Amendment No. 49 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on February 28, 2002.
EX-99.P13         Steinberg Priest Capital  Management Co., Inc. Code of Ethics
                  is incorporated herein by reference to exhibit (p)(13) of the
                  Registrant's Post-Effective Amendment No. 49 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on February 28, 2002.
EX-99.P14         Cooke & Bieler, L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(14) of the Registrant's
                  Post-Effective Amendment No. 49 on Form N-1A (File No.
                  33-42484) filed with the Securities and Exchange Commission on
                  February 28, 2002.
EX-99.P15         Acadian Asset Management, Inc. Code of Ethics is incorporated herein  by  reference  to  exhibit  (p)(15)  of
                  Post-Effective Amendment No.50 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284), filed with the Securities and Exchange Commission on April 3, 2002.
EX-99.P16         Analytic Investors, Inc. Code of Ethics is incorporated
                  herein by reference to exhibit (p)(16) of Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No. 33-4284), filed with the Securities and
                  Exchange Commission on April 3, 2002.
EX-99.P17         Cambiar Investors LLC Code of Ethics is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No.
                  50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.
EX-99.P18         Chicago Asset Management Company Code of Ethics is
                  incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment No. 50 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284), filed with the Securities and Exchange Commission on April 3, 2002.

EX-99.P19         Fiduciary Management Associates Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No. 33-4284), filed with the Securities and
                  Exchange Commission on April 3, 2002.
EX-99.P20         Independence Investment, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(20) of Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No. 33-4284), filed with the Securities and
                  Exchange Commission on April 3, 2002.
EX-99.P21         Investment Counselors of Maryland, LLC Code of Ethics is
                  incorporated herein by reference to exhibit (p)(21) of
                  Post-Effective Amendment No. 50 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284), filed with the Securities and Exchange Commission on April 3, 2002.
EX-99.P22         C.S. McKee, LLP Code of Ethics is incorporated  herein by
                  reference to exhibit (p)(22) of Post-Effective Amendment No.
                  50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.
EX-99.P23         Rice, Hall, James & Associates Code of Ethics is incorporated herein by reference to exhibit (p)(23) of Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No. 33-4284), filed with the Securities and
                  Exchange Commission on April 3, 2002.
EX-99.P24         Sirach  Capital Management, Inc. Code of Ethics is
                  incorporated herein by reference to exhibit (p)(24) of
                  Post-Effective Amendment No. 50 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284), filed with the Securities and Exchange Commission on April 3, 2002.
EX-99.P25         Thompson,  Siegel &  Walmsley,  Inc.  Code of Ethics is
                  incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 50 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284), filed with the Securities and Exchange Commission on April 3, 2002.
EX-99.Q1          Powers of Attorney for John T. Cooney, William M. Doran,
                  Robert A. Nesher, Eugene B. Peters, Robert A. Patterson,
                  George J. Sullivan, James M. Storey, and James R. Foggo are incorporated herein by reference to exhibit (q) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on December 13, 2000.
EX-99.Q2          Power of Attorney for Jennifer Spratley is incorporated herein by reference to exhibit (q)(2) of the Registrant's
                  Post-Effective Amendment No. 43 on Form N-1A (File No.
                  33-42484) filed with the Securities and Exchange Commission on February 28, 2001.